STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - 6 months ended Dec. 31, 2020 - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Jun. 22, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jun. 22, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 575	24,425	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	5,750,000
Sale of 23,000,000 Units, net of underwriting discounts	$ 2,300	$ 0	217,048,894	0	217,051,194
Sale of 23,000,000 Units, net of underwriting discounts (in shares)	23,000,000	0
Sale of 6,600,000 Private Placement Warrants	$ 0	$ 0	6,600,000	0	6,600,000
Common stock subject to possible redemption	$ (2,182)	$ 0	(218,246,818)	0	(218,249,000)
Common stock subject to possible redemption (in shares)	(21,824,900)	0
Net loss	$ 0	$ 0	0	(427,187)	(427,187)
Ending balance at Dec. 31, 2020	$ 118	$ 575	$ 5,426,501	$ (427,187)	$ 5,000,007
Ending balance (in shares) at Dec. 31, 2020	1,175,100	5,750,000